File No. 33-64699

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       The First Trust Special Situations Trust Series 133
         SELECT 1996 GROWTH & TREASURY SECURITIES TRUST
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 1, 2001
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 133
                 SELECT 1996 GROWTH & TREASURY SECURITIES TRUST
                                  740,889 UNITS


PROSPECTUS
Part One
Dated April 30, 2001

Note:    Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Select 1996 Growth & Treasury Securities Trust (the "Trust") is a unit investment trust consisting of a portfolio containing zero coupon U.S. Treasury bonds (Treasury Obligations) and common stocks issued by small/micro to medium capitalization companies, the majority of which are involved in either the medical or technology industries. At March 16, 2001, each Unit represented a 1/740,889 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At March 16, 2001, the Public Offering Price per Unit was $1.1443 (see "Public Offering" in Part
Two). The minimum purchase is $1,000.

           Please retain all parts of this Prospectus for future reference.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              NIKE SECURITIES L.P.
                                     Sponsor

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 133
                 SELECT 1996 GROWTH & TREASURY SECURITIES TRUST
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 16, 2001
                          Sponsor: Nike Securities L.P.
                      Evaluator: First Trust Advisors L.P.
                        Trustee: The Chase Manhattan Bank


GENERAL INFORMATION
Aggregate Maturity Value of Treasury Obligations
    in the Trust                                                                                                      $     760,000
Number of Units                                                                                                             740,889
Fractional Undivided Interest in the Trust per Unit                                                                       1/740,889
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                                                                    $     825,954
    Aggregate Value of Securities per Unit                                                                            $      1.1148
    Income and Principal cash (overdraft) in the Portfolio                                                            $      (7,839)
    Income and Principal cash (overdraft) per Unit                                                                    $      (.0106)
    Sales Charge 3.627% (3.5% of Public Offering Price,
       excluding income and principal cash)                                                                           $        .0401
    Public Offering Price per Unit                                                                                    $       1.1443
Redemption Price and Sponsor's Repurchase Price per
    Unit ($.0401 less than the Public Offering Price per
    Unit)                                                                                                             $       1.1042

Date Trust Established:  January 9, 1996
Mandatory Termination Date:  November 15, 2008
Evaluator's Annual Fee:  $.0003 per Unit outstanding.  Evaluations for purposes of sale, purchase or redemption of
Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.00035 per Unit outstanding annually.
Bookkeeping and administrative expenses payable to the Sponsor:  Maximum of $.0001 per Unit outstanding annually.
Trustee's Annual Fee:  $.00101 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the
Capital Account will be made monthly payable on the last day of the month to
Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.001 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date:  Fifteenth day of each December.
Income Distribution Date:  Last day of each December.
A Unit holder who owns at least 25,000 Units may request an "In-Kind
Distribution" upon termination of the Trust. See "Income and Capital
Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 133,
Select 1996 Growth & Treasury
Securities Trust

We have audited the accompanying statement of assets and liabilities of The First Trust Special Situations Trust, Series 133, Select 1996 Growth & Treasury Securities Trust (the "Trust"), including the schedule of investments, as of December 31, 2000, and the related statements of operations and of changes in net assets for the year then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit. The Trust's financial statements for the years ended December 31, 1999 and 1998 have been audited by other auditors whose report, dated April 7, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 133, Select 1996 Growth & Treasury Securities Trust at December 31, 2000, and the results of its operations and changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
Chicago, Illinois
April 16, 2001

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 133
                 SELECT 1996 GROWTH & TREASURY SECURITIES TRUST

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2000

ASSETS
Securities, at market value (cost, including
    accretion on the treasury obligations, $765,914)
    (Note 1)                                                                                            $870,297
Cash                                                                                                       6,715
                                                                                                        --------
TOTAL ASSETS                                                                                            $877,012
                                                                                                        ========
LIABILITIES AND NET ASSETS
Accrued liabilities                                                                                         $100

Net assets, applicable to 791,768 outstanding units of
       fractional undivided interest:
    Cost of Trust assets, including accretion on
       the treasury obligations (Note 1)                                                                 765,914
    Net unrealized appreciation (Note 2)                                                                 104,383
    Distributable funds                                                                                   80,990
    Less deferred sales charges paid (Note 3)                                                            (74,375)
                                                                                                        --------
                                                                                                         876,912
                                                                                                        --------
TOTAL LIABILITIES AND NET ASSETS                                                                        $877,012
                                                                                                        ========
Net asset value per unit                                                                                 $1.1075
                                                                                                        ========

See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 133
                 SELECT 1996 GROWTH & TREASURY SECURITIES TRUST
                             SCHEDULE OF INVESTMENTS

                                December 31, 2000

     Maturity                                                                                              Market
       value                  Name of Issuer and Title of Security                                         value
                              "Zero coupon" U.S. Treasury Bonds
    $799,000   (a)                 maturing November 15, 2008                                              $534,731
    ========

      Number
        of
      Shares                  Name of Issuer of Equity Securities

       1,153                  ATS Medical, Inc.                                                              16,359
          30  (f)             Avaya, Inc.                                                                       309
         439                  Bemis Company                                                                  14,734
       1,943                  Blue Wave Systems, Inc.                                                         8,380
       1,064                  Check Technology Corporation                                                    3,259
         852                  Ciprico, Inc.                                                                   6,390
       2,022                  Diametrics Medical, Inc.                                                       12,007
         533                  Digi International, Inc.                                                        3,265
       2,161                  Fourth Shift Corporation                                                        2,701
         334                  Fuller (H.B.) Company                                                          13,177
         423                  General Mills, Inc.                                                            18,850
         917                  Health Risk Management, Inc.                                                    6,190
       1,205                  Home Depot, Inc.                                                               55,054
         685                  Lifecore Biomedical, Inc.                                                       3,168
         347  (f)             Lucent Technologies, Inc.                                                       4,685
         767  (c)             Metris Companies, Inc.                                                         20,182
         475                  Minntech Corporation                                                            2,939
       1,884                  Orphan Medical, Inc.                                                           26,611
         403                  Park Place Entertainment (formerly
                               Grand Casinos, Inc.)                                                           4,811
         380                  Snap On, Inc.                                                                  10,593
       4,118                  Spectranetics Corporation                                                       5,499
         666  (e)             Stora Enso Oyj Corporation-Sponsor
                              ADR (series R shares)                                                           7,826
       1,905  (b)             Target Corporation (formerly Dayton
                              Hudson Corporation)                                                            61,436
        1905                  US Bancorp                                                                     21,161
          82  (d)             WebMD Corporation                                                                 651
       1,960                  Zamba Corporation                                                               5,329
                                                                                                           --------
                              Total equity securities                                                       335,566
                                                                                                           --------
                                                                                                           $870,297
                              Total investments                                                            ========

See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 133
                 SELECT 1996 GROWTH & TREASURY SECURITIES TRUST

                             SCHEDULE OF INVESTMENTS

                                December 31, 2000


(a) The treasury obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such securities are often referred to as U.S. Treasury zero coupon bonds). Over the life of the treasury obligations the value increases, so that upon maturity the holders will receive 100% of the principal amount thereof.

(b)    The number of shares reflects the effect of a two for one stock split.

(c)    The number of shares reflects the effect of a three for two stock split.

(d) In September 2000, On Health Network, Inc. ("On Health"), one of the Trust's original holdings, was aquired by the Health On Corporation; which changed its name to WebMD Corporation ("WebMD"). Each shareholder of On Health received .1894 shares of WebMD for each share of On Health held.

(e) In September 2000, Consolidated Papers, Inc. ("Consolidated"), one of the Trust's original holdings was aquired by Stora Enso Oyj Corporation ("Stora"). Each shareholder of Consolidated received 1.6797 shares of Stora for each share of Consolidated held.

(f) In September 2000, Lucent Technologies, Inc. ("Lucent") spun-off Avaya, Inc. ("Avaya"). Each shareholder of Lucent received one share of Avaya for each twelve shares of Lucent held.

See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 133
                 SELECT 1996 GROWTH & TREASURY SECURITIES TRUST

                            STATEMENTS OF OPERATIONS

                                                                         Year ended December 31,

                                                           2000                    1999                  1998
Interest income                                            $31,257                 $36,263               $47,971
Dividends                                                    3,565                   4,579                 5,873
                                                          ------------------------------------------------------
       Total investment income                              34,822                  40,842                53,844
Expenses:
    Trustee's fees and related
       expenses                                             (1,670)                 (2,087)               (3,755)
    Evaluator's fees                                          (215)                   (313)                 (443)
    Supervisory fees                                          (325)                   (445)                 (648)
    Administrative fees                                        (71)                   (127)                 (185)
    Amortization of organization and
       offering costs                                       (4,555)                 (4,459)               (4,459)
                                                           -------------------------------------------------------
    Total expenses                                          (6,836)                 (7,431)               (9,490)
                                                           ------------------------------------------------------
       Investment income - net                              27,986                  33,411                44,354

Net gain (loss) on investments:
    Net realized gain (loss)                               104,662                  39,732               (62,856)
    Change in net unrealized
       appreciation or depreciation                       (129,426)                 37,458               132,746
                                                           ------------------------------------------------------
                                                           (24,764)                 77,190               195,602
                                                           ------------------------------------------------------
Net increase (decrease) in net
    assets resulting from operations                        $3,222                $110,601              $239,956
                                                          =======================================================


See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 133
                 SELECT 1996 GROWTH & TREASURY SECURITIES TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Year ended December 31,
                                                                        2000             1999              1998
Net increase (decrease) in net assets resulting from operations:
    Investment income - net                                             $ 27,986         $ 33,411          $ 44,354
    Net realized gain (loss) on
       investments                                                       104,662           39,732            62,856
    Change in net unrealized appreciation
       or (depreciation) on investments                                 (129,426)          37,458           132,746
                                                                       --------------------------------------------
                                                                           3,222          110,601           239,956

Unit redemptions (84,330, 398,935
    and 621,312 units in 2000, 1999
    and 1998, respectively)                                             (101,197)        (453,625)         (635,619)

Distributions to unit holders:
    Investment income - net                                                    -                -                 -
    Principal from investment
       transactions                                                     (109,026)         (12,420)                -
                                                                       ---------------------------------------------
                                                                        (109,026)         (12,420)                -
                                                                       ---------------------------------------------
Total increase (decrease) in net
    assets                                                              (207,001)        (355,444)         (395,663)

Net assets:
    At the beginning of the year                                       1,083,913        1,439,357         1,835,020
                                                                       --------------------------------------------
    At the end of the year (including distributable funds
       applicable to Trust units of $80,990, $67,835 and $61,809
       at December 31, 2000, 1999 and 1998, respectively)               $876,912       $1,083,913        $1,439,357
                                                                       ============================================

Trust units outstanding at the end
    of the year                                                          791,768          876,098         1,275,033

See notes to financial statements.

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 133
                 SELECT 1996 GROWTH & TREASURY SECURITIES TRUST

                          NOTES TO FINANCIAL STATEMENTS


1.     Significant accounting policies

The Select 1996 Growth & Treasury Securities Trust (the "Trust") is a unit investment trust consisting of a portfolio containing zero coupon U.S. Treasury bonds (Treasury Obligations) and common stocks issued by small/micro to medium capitalization companies, the majority of which are involved in either the medical or technology industries.

Security valuation -

The treasury obligations are stated at values as determined by First Trust Advisors, L.P. (the "Evaluator"), an affiliate of Nike Securities L.P. (the "Sponsor"). The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities,
(3) appraisal or (4) any combination of the above.

Each equity security listed on a national securities exchange or the NASDAQ National Market System is valued at the last closing sale price, or if no such price exists or if the equity security is not so listed, at the closing bid price thereof, as reported by the Evaluator.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of the treasury obligations and not in distributable funds because it is not currently available for distribution to unit holders.

Security cost -

Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium. Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust.
The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $22,293, are fully amortized at December 31, 2000.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank of $.00101 per annum per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee of $.0003 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

2.     Net unrealized appreciation

An analysis of net unrealized appreciation at December 31, 2000 follows:

                             Treasury           Equity
                             obligations        securities          Total

 Unrealized appreciation     $42,369            $144,092            $186,461
 Unrealized depreciation           -             (82,078)            (82,078)
                             -----------------------------------------------
                             $42,369             $62,014            $104,383
                             ================================================

3.     Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.025 per unit which was paid to the Sponsor over a 10-month period ending on December 31, 1996, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 5.5% of the public offering price which was equivalent to approximately 5.660% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made annually on the last day of each December to unit holders of record on the fifteenth day of each December. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.001 per unit. Notwithstanding, principal distributions, if any, are made in December of each year. The Trust made no distributions to unit holders during the year ended December 31, 1998.

Selected data per unit of the Trust outstanding throughout each year -

Total investment income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period. Distributions to unit holders of principal from investment transactions reflect the Trust's actual distributions.

                                                                     Year ended December 31,

                                                       2000                1999                1998
Total investment income                                $.0413              $.0391               $.0364
Expenses                                               (.0081)             (.0071)              (.0064)
                                                      -------------------------------------------------
       Investment income - net                          .0332               .0320                .0300

Distributions to unit holders:
Investment income - net                                     -                   -                    -
    Principal from investment
       transactions                                    (.1377)             (.0142)                   -
Net gain (loss) on investments                         (.0252)              .0905                .1312
                                                       ------------------------------------------------
       Total increase (decrease)
          in net assets                                (.1297)              .1083                .1612

Net assets:
    Beginning of the year                              1.2372              1.1289                .9677
                                                       -------------------------------------------------
    End of the year                                   $1.1075             $1.2372              $1.1289
                                                      ==================================================

              THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 133
                 SELECT 1996 GROWTH & TREASURY SECURITIES TRUST

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                        -------------------
                        P R O S P E C T U S
                        -------------------

                    SPONSOR:                  Nike Securities L.P.
                                              1001 Warrenville Road
                                              Lisle, Illinois  60532
                                             (800) 621-1675

                    TRUSTEE:                  The Chase Manhattan Bank
                                              4 New York Plaza, 6th Floor
                                              New York, New York  10004-2413

                    LEGAL COUNSEL             Chapman and Cutler
                    TO SPONSOR:               111 West Monroe Street
                                              Chicago, Illinois  60603

                    LEGAL COUNSEL             Carter, Ledyard & Milburn
                    TO TRUSTEE:               2 Wall Street
                                              New York, New York  10005

                    INDEPENDENT               Deloitte & Touche LLP
                    AUDITORS:                 180 North Stetson Avenue
                                              Chicago, Illinois  60601

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25
3,883 UNITS



PROSPECTUS
Part One
Dated April 26, 2000

NOTE:     Part One of this Prospectus may not be distributed unless
accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes, but may be subject to state and local taxes. Capital gains, if any, are subject to tax.


The Trust
The First Trust of Insured Municipal Bonds, Series 25 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law. At March 16, 2000, each Unit represented a 1/3,883 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.


Public Offering Price
The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price (5.042% of the amount invested). At March 16, 2000, the Public Offering Price per Unit was $416.57 plus net interest accrued to date of settlement (three business days after such date) of $1.85, $1.85 and $7.99 for the monthly, quarterly and semiannual distribution plans, respectively (see "Market for Units" in Part Two).

 Please retain all parts of this Prospectus for future reference.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                       NIKE SECURITIES L.P.
                                     Sponsor

Estimated Current Return and Estimated Long-Term Return Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.74% per annum on March 16, 2000, and 5.65% and 5.69% under the monthly and quarterly distribution plans, respectively. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 4.97% per annum on March 16, 2000, and 4.87% and 4.91% under the monthly and quarterly distribution plans, respectively. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.














INDEPENDENT AUDITORS' REPORT


The Unit Holders of The First Trust
of Insured Municipal Bonds, Series 25:

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust of Insured Municipal Bonds, Series 25 as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 20001999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust of Insured Municipal Bonds, Series 25 at December 31, 20001999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.







________April 7, 20010









THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


1. SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the "Evaluator"), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

   Security Cost - The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, May 3, 1977. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

   Federal Income Taxes - The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Expenses of the Trust - In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.24, $.98 and $.69 per $1,000 principal amount of bonds for those portions of the Trust under the monthly, quarterly and semi-annual distribution plans, respectively. Additionally, a fee of $35 per week is payable to the Evaluator and the Trust pays all related expenses of the Trustee and recurring financial reporting costs.

2. UNREALIZED APPRECIATION AND DEPRECIATION

   An analysis of net unrealized appreciation at December 31, 2000 follows:



3. INSURANCE

   The issuer of one bond issue in the Trust acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio); the Trust has acquired similar insurance coverage on all other bonds in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, would be $1,955.

   The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default. If, in the future, the value of specific bonds were to include an amount attributable to the insurance acquired by the Trust, (a) it is the present intent of the Sponsor to instruct the Trustee not to dispose of such bonds and (b) under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of unit holders to redeem their units.

4. OTHER INFORMATION

   Cost to Investors - The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 4.5% of the public offering price which is equivalent to approximately 4.712% of the net amount invested.

   Distributions of Net Interest Income - Distributions of net interest income to unit holders are made monthly, quarterly or semiannually. Such income distributions per unit, on an accrual basis, were as follows:





                              ******
THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 25

PART ONE
MUST BE ACCOMPANIED BY PART TWO AND PART THREE



                                   PROSPECTUS


SPONSOR:                      Nike Securities L.P.
                              1001 Warrenville Road
                              Lisle, Illinois  60532
                              (800) 621-1675

TRUSTEE:                      The Chase Manhattan Bank
                              4 New York Plaza, 6th Floor
                              New York, New York  10004-2413

LEGAL COUNSEL                 Chapman and Cutler
TO SPONSOR:                   111 West Monroe Street
                              Chicago, Illinois  60603

LEGAL COUNSEL                 Carter, Ledyard & Milburn
TO TRUSTEE:                   2 Wall Street
                              New York, New York  10005

INDEPENDENT                   Ernst & Young LLP
AUDITORS:                     Sears Tower
                              233 South Wacker Drive
                              Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


            FORM 2215S--RECORD OF REPORT ISSUANCE
General                    4120

Name of     NIKE SECURITIES LP
client

Name of reporting entity (if    The First Trust of Insured
other than client)              Municipal Bonds, Series 25

Service authorization     NIK-0228
no. (incl. div.)

SIC code (of
reporting entity)

Client (DUNS) no.
(optional)

                                 Yes              No

       Public entity?* Client:

             Reporting entity:

       SEC Engagement? Client:

             Reporting entity:

Description of report document (including date and periods covered by report)



Date of report

Date report issued

AAPMS paragraph from which the report was developed (If no AAPMS reference is available, indicate source used to develop report)



Working Paper Review (Names of individuals)
                                            Special
Primar             Overrid                  :
y:                 ing:                     (GEN
                                            630)

Report and Related Client Presentation (Name of individual
and initials to indicate completion)
                                    Concurri
Drafted                      ng
by:                          Review
                             by:
                                  Final Report
Reference                Document
s                        Checked
Checked                  by:(optional)
by:

             Manager___________
Primary      _                   Report
Review                           Signed
by:          Partner___________  by:
             --

Proofread by:
(If typed by our Report
Department)

Name(s) and title(s) of client's representative(s) with whom the report and related client presentations were reviewed, date of review, and by whom



To Be Completed by the Audit Client Service Partner
                                            Ye    No    N/
                                            s           A
Has greater than normal engagement risk been identified? If the answer to the above question was "yes," has the Professional Practice Director (or designee) concurred in our response to the greater than normal engagement risk as required by AAPMS AUD 03? Have you considered the requirements under "Client Continuance Considerations" in AAPMS GEN 201 and tentatively concluded that we should continue to serve this client? Where required, was a preissuance/prefiling review of the report performed by National Office (SEC Services) (see AAPMS GEN
630)? Where required, was a special review of the working papers performed (see AAPMS GEN 630)?

Concurring Review Information
Has the following information been submitted with the report draft to the Concurring Reviewer when the report concerns our audit of, or accounting services with respect to, a client's financial statements or other presentation (see AAPMS AUD 26)?

                              Yes    N/A       Comments
Prior-year financial statements and related auditors' or accountants' report Audit planning memorandum(s) or equivalent documentation concerning identified audit risks, our planned audit responses thereto, and our preliminary determination of materiality Form 1210S, Assessment of Fraud, Control Environment, and Engagement Risk Summary evaluation of misstatements Explanations of "no" answers to Audit Supervision and Review Questionnaires (Forms 1910S and 2315S) Explanations of "no" answers to Form 2224S, Questionnaire Concerning Compliance With Accounting Pronouncements Explanations of "no" answers to any applicable SEC questionnaire or checklist (Forms 2411) Memorandum(s) (1) concerning significant issues affecting financial statements (including documentation of any consultations on accounting, auditing, or reporting matters), (2) describing other significant accounting, auditing, and reporting matters, and (3) concerning any noncompliance of the financial statements with professional pronouncements or, where applicable, regulatory requirements Audit summary memorandum Appropriately signed, dated, and tailored management representation letter(s)

To Be Completed by the Concurring Reviewer        Ye    N/
                                                  s     A
If the financial statements relate to an SEC engagement, do you have previous experience as an audit Client Service Partner on an SEC engagement? If much greater than normal engagement risk has been identified or this is our first audit, did you review the audit planning memorandum or equivalent documentation concerning engagement risks and risks at the account and potential- error level, our audit responses thereto, and our preliminary determination of materiality, prior to the completion of significant interim fieldwork? (Indicate the date of the review____________________) Did you discuss significant accounting, auditing, and financial reporting matters with the audit Client Service Partner? Did you discuss the audit engagement team's identification and audit of high-risk transactions and account balances? Did you review documentation of the resolution of significant accounting, auditing, and financial reporting matters, including documentation of consultation with firm personnel or resources external to the firm's organization? If uncertainty exists about the client's ability to continue as a going concern, have you challenged the conclusions of the engagement team in compliance with AAPMS AUD 26? Did you confirm with the audit Client Service Partner that there are no significant unresolved matters?

In connection with performing the concurring review of the report described above, I have read the financial statements (or other financial information) and our report thereon and have performed an objective review of the matters that I considered to be the significant accounting, auditing, and reporting considerations. My review was performed in accordance with AAPMS AUD 26 and included appropriate discussions with the audit Client Service Partner and a review of the documents described above and of any additional working papers that I considered necessary in the circumstances. All significant matters arising as a result of this concurring review have been resolved to my satisfaction. Based on all of the relevant facts and circumstances of which I have knowledge, there are no matters that have come to my attention that would cause me to believe:

o _____ That the client's financial statements covered by the firm's audit report are not in conformity with generally accepted accounting principles (or other comprehensive basis of accounting) in all material respects (or if not in conformity with such basis, that our auditors' report has not been appropriately modified)

o _____ That the audit was not performed in accordance with generally accepted auditing standards.
Signature of
Concurring                              Dat
Reviewer                                e

To Be Completed by the Audit Client Service Partner I have reviewed this Record of Report Issuance and I am satisfied that all the necessary reviews have been completed and there are no pending evidential matters, subsequent events, or other matters to be considered before issuance of the report.
Signature of
audit Client                            Dat
Service                                 e
Partner

Distribution of Report Copies
                                         Method    No of
     To Whom             Address           of      Copies
                                        Delivery






Others (attach listing) To this office (including copy for Report Archive File) Total



o _____ A public entity is defined as follows: any entity (a) whose securities trade in a public market either on a stock exchange (domestic or foreign) or in the over-the-counter market, including securities quoted only locally or regionally, (b) that makes a filing with a regulatory agency in preparation for the sale of any class of its securities in a public market, or (c) a subsidiary, corporate joint venture, or other entity controlled by an entity covered by (a) or (b).






          SELECT 1996 GROWTH & TREASURY SECURITIES TRUST SERIES

               The First Trust(R) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated April 30, 2001                             PART ONE AND PART TWO

The Trusts. The Trusts consist of zero coupon U.S. Treasury bonds and common stocks issued by small/micro to medium capitalization companies, the majority of which are involved in either the medical or technology industries. Companies selected are headquartered in either Minnesota, Colorado or Wisconsin, except up to 10% of each portfolio at the Initial Date of Deposit may consist of equity securities outside of this region. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to protect Unit holders' capital and provide for income or potential capital appreciation by investing a portion of each portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations"), and the remainder of a Trust's portfolio in common stocks issued primarily by small/micro to medium capitalization companies, the majority of which are involved in either the medical or technology industries and are headquartered in Minnesota, Colorado or Wisconsin, except up to 10% of each portfolio at the Initial Date of Deposit may consist of equity securities outside of this region ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by small capitalization companies and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. The companies selected for the Trusts are primarily small/micro to medium capitalization companies with market capitalization at the Initial Date of Deposit ranging from approximately $23 million to $6.7 billion. However, the market capitalization of certain of the companies selected falls outside of this range. A majority of a Trust's portfolio is concentrated in the medical and technology industries.

An investment in Units of a Trust should be made with an understanding of the risks such an investment may entail. In addition to the risks of investing in common stock, investments in common stock of small/micro to medium capitalization companies tend to be riskier and more volatile than investments in common stock of larger capitalized companies and may not be suited for investors seeking income and security. As a general definition, companies referred to as "small/micro to medium capitalization" companies typically have a market capitalization between $10 million and $6.7 billion. The small/micro to medium capitalization companies contained in the Trusts can be sub-categorized into "micro capitalization," "small capitalization" and "mid capitalization" companies. As a general definition, companies referred to as "micro capitalization" companies, typically have a market capitalization between $10 million and $50 million; "small capitalization" companies between $50 million and $500 million; and "mid capitalization" companies between $500 million and $6.7 billion. In addition, small capitalization companies generally have lower revenue than larger companies (i.e., less than $1.5 billion), and are often newly public companies or in the early stages of their product cycle or in a niche-oriented business and may be regionally limited companies (e.g., certain banks and insurance companies).

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Medical Industry. The medical sector has historically provided investors with significant growth opportunities. One of the industries included in the sector is health care and medical services companies. Such companies develop, manufacture and sell prescription and over-the-counter drugs. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the health care and medical services field will continue to search for and develop new drugs through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs and vaccines. These activities may make the health care and medical services sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trusts' objectives will be met.

Legislative proposals concerning health care are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums and promotion of pre-paid health care plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Equity Securities in the Trusts.

Technology Industry. The market for high-technology products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond timely to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Public Offering. The Public Offering Price per Unit will include only a one-time initial sales charge of 5.0% of the Public Offering Price and will be reduced by 1/2 of 1% on each subsequent February 1, commencing February 1, 1998, to a minimum sales charge of 3.5%.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agents. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agents of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their affiliates, the sales charge is reduced by 2.0% of the Public Offering Price.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

          Select 1996 Growth & Treasury Securities Trust Series

               The First Trust(R) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Deloitte & Touche LLP
                AUDITORS:    180 N. Stetson Avenue
                             Chicago, Illinois 60601-6779

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust Series 133 SELECT 1996 GROWTH & TREASURY SECURITIES TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 27, 2001.

                     The First Trust Special Situations Trust
                       Series 133
                     SELECT 1996 GROWTH & TREASURY SECURITIES
                       TRUST
                                    (Registrant)
                     By  NIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )     April 27, 2001
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2

                  INDEPENDENT AUDITORS CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of The First Trust Special Situations Trust Series of our report dated April 16, 2001 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.



Chicago, Illinois
May 1, 2001